ACCUMULATED DEFICIT AND STATUTORY RESERVE (Narrative) (Details) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Retained Earnings Adjustments [Line Items]
PRC Subsidiary and VIEs restricted amount	¥ 317,894	$ 48,859
Variable Interest Entity, Primary Beneficiary [Member]
Retained Earnings Adjustments [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Percentage of registered capital	50.00%
E-Sun Sky Computer [Member]
Retained Earnings Adjustments [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Percentage of registered capital	500.00%